Schedule of Accrued Liabilities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 1		19,069
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 2		33,176
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 3	5,325
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 4		11,391
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 5		13,193
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 6	2,118
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 7		10,422
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 8		8,190
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 9	1,315
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 10		3,680
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 11		4,442
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 12	713
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 13		1,535
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 14		0
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 15	0
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 16		733
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 17		1,114
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 18	179
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 19		1,559
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 20		9,216
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 21	1,478
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 22		48,389
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 23		69,331
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 24	$ 11,128